Basis of Presentation and General Information-Additional Information (Details) (USD $)	12 Months Ended	3 Months Ended	10 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 27, 2012 Follow on offering [Member]	Oct. 19, 2012 Second follow-on offering [Member]	Aug. 07, 2013 Public offering of Series B Cumulative Redeemable Perpetual Preferred Stock [Member]	Dec. 31, 2013 Costamare Inc [Member]	Dec. 31, 2013 Fleet information [Member]	Dec. 31, 2012 Fleet information [Member]	Dec. 31, 2013 Number of Subsidiaries [Member]
Entity Incorporation State Country Name					Republic of Marshall Islands
Entity Incorporation Date Of Incorporation					Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization					53
Date of reorganization completion					November 2008
Date of IPO completion					November 4, 2010
Preferred stock dividend rate	7.625%			7.625%
Stock Issued During Period Shares New Issues		7,500,000	7,000,000	2,000,000
Common Stock Par Or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share		$ 14.10	$ 14.00	$ 25.00
Balance of shares as at year end					74,800,000
Percentage of outstanding common shares owned by the Family					64.80%
Number of vessels at period end						52	47
Carrying capacity of vessels at period end (TEU)						295,872	239,498
Number of wholly owned subsidiaries with vessels								52
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant								28
Number of wholly owned subsidiaries established for the newbuilds								3
Number of wholly owned subsidiaries established for future acquisitions or investments								3
Total wholly owned subsidiaries as at period end								86